Parent Company Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Financial Information
Parent Company Financial Information
Following are statements of the parent company:

Statements of Condition	December 31
(Dollars in thousands)	2018	2017
Assets:
Cash	$334,485	$254,938
Securities available-for-sale (a)	—	1,836
Notes receivable	2,888	3,067
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	4,741,105	4,618,249
Non-bank	20,281	22,932
Other assets (a)	180,757	207,878
Total assets	$5,278,591	$5,107,975
Liabilities and equity:
Accrued employee benefits and other liabilities	$158,648	$149,124
Term borrowings	629,994	673,794
Total liabilities	788,642	822,918
Total equity	4,489,949	4,285,057
Total liabilities and equity	$5,278,591	$5,107,975

(a) Equity investments were reclassified to Other assets upon adoption of ASU 2016-01 on January 1, 2018.

Statements of Income	Year Ended December 31
(Dollars in thousands)	2018	2017	2016
Dividend income:
Bank	$420,000	$250,000	$250,000
Non-bank	1,386	1,097	1,361
Total dividend income	421,386	251,097	251,361
Other income/(loss)	112	190	(207)
Total income	421,498	251,287	251,154
Interest expense:
Term borrowings	31,315	17,936	14,238
Total interest expense	31,315	17,936	14,238
Compensation, employee benefits and other expense	53,401	43,783	38,926
Total expense	84,716	61,719	53,164
Income/(loss) before income taxes	336,782	189,568	197,990
Income tax(benefit)/expense	(38,509)	512	(22,981)
Income/(loss) before equity in undistributed net income of subsidiaries	375,291	189,056	220,971
Equity in undistributed net income/(loss) of subsidiaries:
Bank	170,939	(24,255)	9,508
Non-bank	(1,188)	714	(3,433)
Net income/(loss) attributable to the controlling interest	$545,042	$165,515	$227,046

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2018	2017	2016
Operating activities:
Net income/(loss)	$545,042	$165,515	$227,046
Less undistributed net income/(loss) of subsidiaries	169,751	(23,541)	6,075
Income/(loss) before undistributed net income of subsidiaries	375,291	189,056	220,971
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	15	15	53
(Gain)/loss on securities	(28)	(109)	148
Provision for deferred income taxes	3,212	7,727	—
Stock-based compensation expense	22,398	19,625	16,719
Net (increase)/decrease in interest receivable and other assets	18,214	8,605	(2,228)
Net (decrease)/increase in interest payable and other liabilities	(10,702)	13,172	(2,842)
Total adjustments	33,109	49,035	11,850
Net cash provided/(used) by operating activities	408,400	238,091	232,821
Investing activities:
Securities:
Sales and prepayments	65	318	275
Purchases	—	—	(400)
Premises and equipment:
Sales/(purchases)	(43)	7	(17)
Return on investment in subsidiary	1,597	1,871	129
Investment in subsidiary		—	—
Cash paid for business combination, net	(39,916)	(126,149)	—
Net cash provided/(used) by investing activities	(38,297)	(123,953)	(13)
Financing activities:
Preferred stock:
Cash dividends	(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options	4,482	6,132	22,479
Cash dividends	(138,706)	(79,904)	(63,504)
Repurchase of shares	(104,768)	(5,554)	(97,396)
Term borrowings:
Repayment of term borrowings	(45,364)	—	—
Net cash (used)/provided by financing activities	(290,556)	(85,526)	(144,621)
Net increase/(decrease) in cash and cash equivalents	79,547	28,612	88,187
Cash and cash equivalents at beginning of year	254,938	226,326	138,139
Cash and cash equivalents at end of year	$334,485	$254,938	$226,326
Total interest paid	$29,186	$17,321	$13,261
Income taxes received from subsidiaries	49,056	23,020	27,126